Accounts receivable, net - Schedule of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	$ 119	$ 126	$ 131
Additions	27	0	4
Write-off	(122)	0	0
Exchange difference	7	(7)	(9)
Balance at end of the year	$ 31	$ 119	$ 126